Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Current assets
Cash and equivalents	$ 5,901
Short-term investments	2,075
Accounts receivables, net	3,602
Due from Abbott Laboratories	696
Inventories	1,091
Deferred income taxes	1,446
Prepaid expenses and other	543
Total current assets	15,354
Investments	119
Net property and equipment	2,247
Intangible assets, net of amortization	2,323
Goodwill	6,130
Other assets	835
Total assets	27,008
Current liabilities
Short-term borrowings	1,020
Current maturities of long-term debt and lease obligations	22
Accounts payable and accrued liabilities	4,811
Due to Abbott Laboratories	923
Total current liabilities	6,776
Long-term liabilities	2,239
Long-term debt and lease obligations	14,630
Commitments and contingencies
Parent company equity
Net parent company investment in AbbVie Inc.	3,713
Accumulated other comprehensive (loss)	(350)
Total equity	3,363
Total liabilities and equity	$ 27,008